Capital structure and financial items - Financial assets and liabilities - Narrative (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	kr 99,783	kr 79,015
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	kr 47,989	kr 30,841